Shareholder Report	12 Months Ended	103 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
Entity Central Index Key	0001571768
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000127047
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Investor Class
Trading Symbol	RPGAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Investor Class	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. Global emerging markets outpaced their developed markets counterparts during the period. In the fixed income universe, a very strong fourth quarter of 2023 and third quarter of 2024 offset negative returns in global bond markets during the first and second quarters of 2024.

  Versus the Morningstar Global Allocation Index, security selection within U.S. small- and mid-cap securities had a positive impact during the period. The inclusion of international developed markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection among emerging markets equities was a notable detractor during the period. Our overweight allocation to cash during the period also weighed on relative returns during a period of strong returns for both stocks and bonds.

  The fund seeks long-term capital appreciation and income. It provides investors a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes—emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Allocation Fund (Investor Class)	21.14%	6.86%	6.30%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
Morningstar Global Allocation Index (Strategy Benchmark)	23.59	6.21	5.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 812,075,000	$ 812,075,000
Holdings Count | Holding	1,549	1,549
Advisory Fees Paid, Amount	$ 4,332,000
InvestmentCompanyPortfolioTurnover	38.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$812,075 Number of Portfolio Holdings1,549
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.0%
Bond Mutual Funds	15.6
Equity Mutual Funds	7.9
Private Investment Companies	7.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.0
Corporate Bonds	4.1
Non-U.S. Government Mortgage-Backed Securities	0.7
Securities Lending Collateral	0.7
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.7%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.4
T. Rowe Price Emerging Markets Bond Fund - I Class	3.9
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price International Bond Fund - I Class	2.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
U.S. Treasury Bonds	2.1
T. Rowe Price Dynamic Global Bond Fund - I Class	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000127048
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Advisor Class
Trading Symbol	PAFGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Advisor Class	$112	1.01%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. Global emerging markets outpaced their developed markets counterparts during the period. In the fixed income universe, a very strong fourth quarter of 2023 and third quarter of 2024 offset negative returns in global bond markets during the first and second quarters of 2024.

  Versus the Morningstar Global Allocation Index, security selection within U.S. small- and mid-cap securities had a positive impact during the period. The inclusion of international developed markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection among emerging markets equities was a notable detractor during the period. Our overweight allocation to cash during the period also weighed on relative returns during a period of strong returns for both stocks and bonds.

  The fund seeks long-term capital appreciation and income. It provides investors a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes—emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Allocation Fund (Advisor Class)	20.85%	6.55%	6.05%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
Morningstar Global Allocation Index (Strategy Benchmark)	23.59	6.21	5.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 812,075,000	$ 812,075,000
Holdings Count | Holding	1,549	1,549
Advisory Fees Paid, Amount	$ 4,332,000
InvestmentCompanyPortfolioTurnover	38.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$812,075 Number of Portfolio Holdings1,549
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.0%
Bond Mutual Funds	15.6
Equity Mutual Funds	7.9
Private Investment Companies	7.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.0
Corporate Bonds	4.1
Non-U.S. Government Mortgage-Backed Securities	0.7
Securities Lending Collateral	0.7
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.7%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.4
T. Rowe Price Emerging Markets Bond Fund - I Class	3.9
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price International Bond Fund - I Class	2.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
U.S. Treasury Bonds	2.1
T. Rowe Price Dynamic Global Bond Fund - I Class	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169948
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	I Class
Trading Symbol	TGAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - I Class	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. Global emerging markets outpaced their developed markets counterparts during the period. In the fixed income universe, a very strong fourth quarter of 2023 and third quarter of 2024 offset negative returns in global bond markets during the first and second quarters of 2024.

  Versus the Morningstar Global Allocation Index, security selection within U.S. small- and mid-cap securities had a positive impact during the period. The inclusion of international developed markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection among emerging markets equities was a notable detractor during the period. Our overweight allocation to cash during the period also weighed on relative returns during a period of strong returns for both stocks and bonds.

  The fund seeks long-term capital appreciation and income. It provides investors a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes—emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Global Allocation Fund (I Class)	21.39%	6.99%	7.65%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	11.07
Morningstar Global Allocation Index (Strategy Benchmark)	23.59	6.21	7.11

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 812,075,000	$ 812,075,000
Holdings Count | Holding	1,549	1,549
Advisory Fees Paid, Amount	$ 4,332,000
InvestmentCompanyPortfolioTurnover	38.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$812,075 Number of Portfolio Holdings1,549
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.0%
Bond Mutual Funds	15.6
Equity Mutual Funds	7.9
Private Investment Companies	7.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.0
Corporate Bonds	4.1
Non-U.S. Government Mortgage-Backed Securities	0.7
Securities Lending Collateral	0.7
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.7%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.4
T. Rowe Price Emerging Markets Bond Fund - I Class	3.9
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price International Bond Fund - I Class	2.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
U.S. Treasury Bonds	2.1
T. Rowe Price Dynamic Global Bond Fund - I Class	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless